Note 22 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2018
	Americas	EMEA	Asia Pacific	Investment Management	Corporate	Consolidated

Revenues	$1,596,184	$623,238	$528,360	$76,021	$1,624	$2,825,427
Depreciation and amortization	30,391	25,435	6,320	13,791	2,793	78,730
Operating earnings (loss)	105,490	53,862	66,240	12,326	(36,520)	201,398
Other income, net						1,281
Interest expense, net						(20,845)
Income tax expense						(53,260)

Net earnings						$128,574

Total assets	$846,919	$602,964	$228,490	$693,040	$(13,833)	$2,357,580
Total additions to long-lived assets	61,814	161,823	10,669	649,898	3,743	887,947
2017 (note 23)
	Americas	EMEA	Asia Pacific	Investment Management	Corporate	Consolidated

Revenues	$1,409,413	$514,947	$496,203	$12,654	$1,983	$2,435,200
Depreciation and amortization	28,799	16,595	5,914	29	1,655	52,992
Operating earnings (loss)	87,955	45,626	55,066	2,263	(23,534)	167,376
Other income, net						500
Interest expense, net						(11,895)
Income tax expense						(61,907)

Net earnings						$94,074

Total assets	$759,827	$497,122	$221,415	$33,360	$(4,164)	$1,507,560
Total additions to long-lived assets	138,914	28,682	9,876	91	5,092	182,655

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2018	2017 (note 23)

United States
Revenues	$1,243,019	$1,046,248
Total long-lived assets	943,164	281,588

Euro currency countries
Revenues	$360,115	$262,115
Total long-lived assets	265,867	191,934

Canada
Revenues	$358,035	$306,533
Total long-lived assets	65,781	61,158

Australia
Revenues	$238,537	$253,260
Total long-lived assets	47,886	50,843

United Kingdom
Revenues	$172,820	$169,700
Total long-lived assets	68,732	75,745

Other
Revenues	$452,901	$397,344
Total long-lived assets	87,877	60,797

Consolidated
Revenues	$2,825,427	$2,435,200
Total long-lived assets	1,479,307	722,065